Average Annual Total Returns{- Franklin Corefolio Allocation Fund} - FAS2 Franklin Corefolio Allocation Fund-01 - Franklin Corefolio Allocation Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	11.75%	11.04%	10.00%	9.72%	9.44%	8.92%	8.07%	8.47%	8.01%	16.41%	11.47%	9.81%	18.00%	12.04%	10.37%	18.69%		11.95%	[1]	18.59%	12.60%	10.91%	18.40%	15.21%	13.88%	16.50%	12.81%	10.48%

[1]	1. Since inception August 1, 2017.